Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Common Share
Summary of basic and diluted earnings per share calculations

Quarter ended June 30, 2013
(in thousands, except per share amounts)
Basic earnings per common share:
Net income attributable to common stockholders	$2,793

Weighted-average shares outstanding	12,778

Basic earnings per share	$0.22

Diluted earnings per common share:
Net income	$2,793
Effect of net income attributable to noncontrolling interest, net of tax	13,813

Diluted net income attributable to common stockholders	$16,606

Weighted-average common stock outstanding	12,778
Dilutive potential exchangeable PennyMac Class A common units to common shares	64,380
Dilutive potential common stock issuable under stock-based compensation plans	5

Diluted weighted-average common shares outstanding	77,163

Diluted earnings per share	$0.22